SHARE CAPITAL, WARRANTS AND OPTIONS (Details Narrative)			1 Months Ended	9 Months Ended
	Aug. 31, 2020 CAD ($) $ / shares shares	Aug. 13, 2020 CAD ($) $ / shares shares	Apr. 20, 2021 CAD ($) $ / shares shares	Sep. 30, 2021 CAD ($) shares $ / shares	Sep. 30, 2020 CAD ($) shares $ / shares	Mar. 23, 2021 shares	Dec. 31, 2020 shares
IfrsStatementLineItems [Line Items]
Expected dividend yield				0.00%	0.00%
Risk-free interest rate				0.93%
Expected volatility				127.83%
Share capital issued through exercise of warrants | $				$ 706,000
Common stock, share issued						251,000
Expense from share-based payment transactions on grant of options | $				837,444	$ 969,391
Transfer to deficit for expired options | $				97,953	240,862
Transfer to common share capital for expired warrants | $				$ 260,916	$ 2,571,514
Stock Option Plan [Member]
IfrsStatementLineItems [Line Items]
Number of stock option granted				3,185,000	7,850,000
Period of options granted				5 years	5 years
Stock options exercisable price per share | $ / shares				$ 0.32
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate					0.39%
Expected volatility					121.55%
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate					1.21%
Expected volatility					125.025%
Tranche One [Member] | Stock Option Plan [Member]
IfrsStatementLineItems [Line Items]
Number of stock option granted					6,650,000
Stock options exercisable price per share | $ / shares					$ 0.16
Tranche Two [Member] | Stock Option Plan [Member]
IfrsStatementLineItems [Line Items]
Number of stock option granted					1,200,000
Stock options exercisable price per share | $ / shares					$ 0.09
Non Brokered Private Placement [Member]
IfrsStatementLineItems [Line Items]
Number of units issued			8,290,665
Price of unit issued | $ / shares			$ 0.24
Total gross proceeds | $			$ 1,989,760
Warrant description	Each unit consists of one common share in the capital of the Company and one transferable common share purchase warrant of the Company. Each warrant will entitle the holder to acquire one common share of the Company at an exercise price of $0.09 for a period of 24 months from its date of issuance. The warrants are subject to an acceleration clause such that if the closing market price of the common shares on the TSX-V is greater than $0.12 per common share for a period of 10 consecutive trading days at any time after the four-month anniversary of the closing of the placement, the Company may, at its option, accelerate the warrant expiry date to within 30 days.		Each full Warrant entitles the holder to acquire one common share of the Company within twenty-four (24) months following its issuance date, at a price of $0.35. The warrants are subject to an acceleration clause such that if the closing market price of the common shares on the TSX-V is greater than $0.60 per common share for a period of 10 consecutive trading days at any time after the four-month anniversary of the closing of the placement, the Company may, at its option, accelerate the warrant expiry date to within 30 days.
Share issuance costs in cash | $	$ 124,222		$ 57,190
Finder's fee paid in common share purchase warrant	588,154		238,289
Exercise price of warrant | $ / shares	$ 0.09		$ 0.35
Fair value of warrants issued | $	$ 716,055		$ 580,187
Expected life	2 years		2 years
Expected dividend yield	0.00%		0.00%
Risk-free interest rate			0.29%
Expected volatility			163.00%
Non Brokered Private Placement [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	0.28%
Expected volatility	158.00%
Non Brokered Private Placement [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	0.31%
Expected volatility	158.53%
Non Brokered Private Placement [Member] | First Tranche [Member]
IfrsStatementLineItems [Line Items]
Number of units issued		15,481,077
Price of unit issued | $ / shares		$ 0.07
Total gross proceeds | $		$ 1,083,675
Non Brokered Private Placement [Member] | Second And Final Tranche [Member]
IfrsStatementLineItems [Line Items]
Number of units issued	5,661,780
Price of unit issued | $ / shares	$ 0.07
Total gross proceeds | $	$ 396,325
Non Brokered Private Placement [Member] | Agent S Warrants [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants issued | $	$ 18,547		$ 33,351
Series 1 Convertible Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Authorized capital				100,000,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Share capital issued through exercise of warrants, shares				6,725,019
Share capital issued through exercise of warrants | $				$ 705,547
Common stock, share issued				124,849,332			109,833,648
Shares outstanding				124,849,332			109,833,648
Series 1 Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Shares outstanding				590,931	590,931
Preference shares [member]
IfrsStatementLineItems [Line Items]
Conversion value of share | $ / shares				$ 1
Factor by which number of shares on conversion is calculated | $ / shares				$ 9.00